Reconciliation of Financial Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 Trading securities USD ($)		Mar. 31, 2011 Trading securities JPY (¥)		Mar. 31, 2010 Trading securities JPY (¥)		Mar. 31, 2009 Trading securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities USD ($)		Mar. 31, 2011 Available-for-sale securities JPY (¥)		Mar. 31, 2010 Available-for-sale securities JPY (¥)		Mar. 31, 2009 Available-for-sale securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities Corporate debt securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities Corporate debt securities USD ($)		Mar. 31, 2010 Available-for-sale securities Corporate debt securities JPY (¥)		Mar. 31, 2009 Available-for-sale securities Corporate debt securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)		Mar. 31, 2010 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2009 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)		Mar. 31, 2010 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2009 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2010 Certain investment in affiliates JPY (¥)		Mar. 31, 2009 Certain investment in affiliates JPY (¥)		Mar. 31, 2011 Derivative assets and liabilities (net) USD ($)		Mar. 31, 2011 Derivative assets and liabilities (net) JPY (¥)		Mar. 31, 2010 Derivative assets and liabilities (net) JPY (¥)		Mar. 31, 2009 Derivative assets and liabilities (net) JPY (¥)		Mar. 31, 2010 Derivative assets and liabilities (net) Options held/written, Caps held JPY (¥)		Mar. 31, 2009 Derivative assets and liabilities (net) Options held/written, Caps held JPY (¥)		Mar. 31, 2011 Derivative assets and liabilities (net) Credit derivatives held/written JPY (¥)		Mar. 31, 2011 Derivative assets and liabilities (net) Credit derivatives held/written USD ($)		Mar. 31, 2010 Derivative assets and liabilities (net) Credit derivatives held/written JPY (¥)		Mar. 31, 2009 Derivative assets and liabilities (net) Credit derivatives held/written JPY (¥)		Mar. 31, 2011 Derivative assets and liabilities (net) Options Held (Written), Caps Held and Other USD ($)		Mar. 31, 2011 Derivative assets and liabilities (net) Options Held (Written), Caps Held and Other JPY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 1		¥ 53		¥ 166		¥ 0		$ 4,832		¥ 401,804		¥ 447,859		¥ 437,939		¥ 6,841		$ 82		¥ 10,176		¥ 12,969		¥ 246,305		$ 2,962		¥ 300,765		¥ 341,720		¥ 148,658		$ 1,788		¥ 136,918		¥ 83,250		¥ 6,954		¥ 0		$ 6		¥ 493		¥ 668		¥ 0		¥ 438		¥ 0		¥ 493		$ 6		¥ 230		¥ 0		$ 0		¥ 0
Gains or losses (realized/ unrealized), included in earnings	(1)	[1]	(26)	[1]	0		(734)	[1]	(75)	[1]	(6,242)	[1]	(9,394)		(2,305)	[1]	(34)	[1]	0	[1]	(1,302)		(1,663)	[1]	(5,195)	[1]	(63)	[1]	(989)		(104)	[1]	(1,013)	[1]	(12)	[1]	(7,103)		(538)	[1]	(6,954)		954	[1]	(3)	[1]	(206)	[1]	(175)		668	[1]	(438)		438	[1]	(681)	[1]	(8)	[1]	263		230	[1]	5	[1]	475	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income	0		(2)		(170)		(86)		(39)		(3,248)		(519)		(3,438)		(83)		(1)		492		251		351		4		(1,910)		(2,273)		(3,516)		(42)		899		(1,416)		0		0		0		0		0		0		0		0		0		0		0		0		0		0
Gains or losses (realized/ unrealized), total	(1)		(28)		(170)		(820)		(114)		(9,490)		(9,913)		(5,743)		(117)		(1)		(810)		(1,412)		(4,844)		(59)		(2,899)		(2,377)		(4,529)		(54)		(6,204)		(1,954)		(6,954)		954		(3)		(206)		(175)		668		(438)		438		(681)		(8)		263		230		5		475
Purchase, sales, and settlements (net)	0		(25)		57		154		(397)		(33,102)		(36,997)		(51,090)		(2,094)		(25)		(3,380)		(3,251)		(27,076)		(325)		(51,561)		(38,578)		(3,932)		(47)		17,944		(9,261)		0		6,000		0		0		0		0		0		0		0		0		0		0		0		0
Transfers in and/or out of Level 3 (net)	0	[2]	0	[2]	0	[2]	832	[2]	(524)	[2]	(43,536)	[2]	855	[2]	66,753	[2]	(2,057)	[2]	(25)	[2]	855	[2]	1,870	[2]	7,929	[2]	96	[2]	0	[2]	0	[2]	(49,408)	[2]	(595)	[2]	0	[2]	64,883	[2]	0	[2]	0	[2]	32	[2]	2,659	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	32	[2]	2,659	[2]
Ending Balance	0		0		53		166		3,797		315,676		401,804		447,859		2,573		31		6,841		10,176		222,314		2,674		246,305		300,765		90,789		1,092		148,658		136,918		0		6,954		35		2,946		493		668		0		438		(188)		(2)		493		230		37		3,134
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	$ 0	[1]	¥ 0	[1]	¥ 0		¥ (734)	[1]	$ (70)	[1]	¥ (5,848)	[1]	¥ (8,691)		¥ (4,323)	[1]	¥ (72)	[1]	$ (1)	[1]	¥ (801)		¥ (1,565)	[1]	¥ (5,275)	[1]	$ (63)	[1]	¥ (515)		¥ (185)	[1]	¥ (501)	[1]	$ (6)	[1]	¥ (7,375)		¥ (2,573)	[1]	¥ 0		¥ 954	[1]	$ (3)	[1]	¥ (206)	[1]	¥ (175)		¥ 668	[1]	¥ (438)		¥ 438	[1]	¥ (681)	[1]	$ (8)	[1]	¥ 263		¥ 230	[1]	$ 5	[1]	¥ 475	[1]

[1]	Principally, gains and losses from trading securities are included in "brokerage commissions and net gains (losses) on investment securities"; available-for-sale securities are included in "write-downs of securities" or "life insurance premiums and related investment income"; investments in affiliates are included in "equity in net income (loss) of affiliates" and derivative assets and liabilities (net) are included in "other operating revenues /expenses", respectively.
[2]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.